TRADE RECEIVABLES (Schedule of Allowance for Doubtful Accounts) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Balance at beginning of year	₪ 148	₪ 162	₪ 188
Receivables written-off during the year as uncollectible	(29)	(37)	(44)
Credit losses	9	23	18
Balance at end of year	₪ 128	₪ 148	₪ 162